Leases - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 30
2025	25
2026	18
2027	12
2028	5
After 2028	11
Total	101
Less: Amounts representing interest	(3)
Total operating lease liabilities	98	$ 95
Less: Current obligations	29	27
Long-term obligations	$ 69	$ 68